Expense Example - FidelityStockSelectorSmallCapFund-RetailPRO - FidelityStockSelectorSmallCapFund-RetailPRO - Fidelity Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096